ADVANCES TO SUPPLIERS, NET - THIRD PARTIES (Details)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
ADVANCES TO SUPPLIERS, NET - THIRD PARTY
Advances to suppliers - current	¥ 1,008,557,523	¥ 2,529,898,199
Provision for advances to suppliers	(5,944,440)	(7,524,746)
Advances to suppliers, net	1,002,613,083	2,522,373,453		$ 153,657,177
Provision for advance to suppliers	0	¥ 0	¥ 0
Wrote off balances of advances to suppliers	¥ 1,580,306